NET LOSS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of anti-dilutive

Dilutive shares which could exist pursuant to the exercise of outstanding stock instruments and which were not included in the calculation because their affect would have been anti-dilutive are as follows:

	Three Months Ended March 31, 2017 (Shares)	Three Months Ended March 31, 2016 (Shares)

Restricted stock awards – unvested	-	1,160,000
Warrants	6,219,200	6,219,200
	6,219,200	7,379,200

Dilutive shares which could exist pursuant to the exercise of outstanding stock instruments and which were not included in the calculation because their affect would have been anti-dilutive are as follows:

	Year ended December 31, 2016 (Shares)	Year ended December 31, 2015 (Shares)

Restricted stock awards – unvested	-	4,320,000
Warrants to purchase shares of common stock	6,219,200	6,219,200
	6,219,200	10,539,200